Intangible Assets (Details) - Schedule of changes in intangible assets - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Goodwill [member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Balance, at beginning	[1]	$ 16,714
Balance, at ending	[1]	16,714	$ 16,714
Goodwill [member] | Gross Balance [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Balance, at beginning	[1]	16,714	16,714
Acquisitions	[1]
Disposals/write-downs	[1]
Reclassification	[1]
Impairment	[1],[2]
Total	[1]	16,714	16,714
Balance, at ending	[1]		16,714
Goodwill [member] | Accumulated Amortization [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Balance, at beginning	[1]
Amortization for the year	[1],[3]
Disposals/write-downs	[1]
Reclassification	[1]
Impairment	[1],[2]
Total	[1]
Balance, at ending	[1]
Intangible assets arising from business combinations [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Balance, at beginning	[4]	16,696
Balance, at ending	[4]	16,696	16,696
Intangible assets arising from business combinations [Member] | Gross Balance [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Balance, at beginning	[4]	56,249	56,249
Acquisitions	[4]
Disposals/write-downs	[4]
Reclassification	[4]
Impairment	[2],[4]
Total	[4]	56,249	56,249
Balance, at ending	[4]		56,249
Intangible assets arising from business combinations [Member] | Accumulated Amortization [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Balance, at beginning	[4]	(39,553)	(39,553)
Amortization for the year	[3],[4]
Disposals/write-downs	[4]
Reclassification	[4]
Impairment	[2],[4]
Total	[4]	(39,553)	(39,553)
Balance, at ending	[4]		(39,553)
Software or computer programs [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Balance, at beginning		72,532
Balance, at ending		106,620	72,532
Software or computer programs [Member] | Gross Balance [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Balance, at beginning		209,458	180,695
Acquisitions		56,891	30,222
Disposals/write-downs		(2,751)	(352)
Reclassification		(182)	(89)
Impairment	[2]	(122)	(1,018)
Total		263,294	209,458
Balance, at ending			209,458
Software or computer programs [Member] | Accumulated Amortization [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Balance, at beginning		(136,926)	(119,994)
Amortization for the year	[3]	(21,502)	(17,831)
Disposals/write-downs		1,572	352
Reclassification		182	(2)
Impairment	[2]		549
Total		(156,674)	(136,926)
Balance, at ending			(136,926)
Intangible Assets [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Balance, at beginning		105,942
Balance, at ending		140,030	105,942
Intangible Assets [Member] | Gross Balance [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Balance, at beginning		282,421	253,658
Acquisitions		56,891	30,222
Disposals/write-downs		(2,751)	(352)
Reclassification		(182)	(89)
Impairment	[2]	(122)	(1,018)
Total		336,257	282,421
Balance, at ending			282,421
Intangible Assets [Member] | Accumulated Amortization [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Balance, at beginning		(176,479)	(159,547)
Amortization for the year	[3]	(21,502)	(17,831)
Disposals/write-downs		1,572	352
Reclassification		182	(2)
Impairment	[2]		549
Total		$ (196,227)	(176,479)
Balance, at ending			$ (176,479)

[1]	Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.
[2]	See Note No. 38 Impairment of non-financial assets.
[3]	See Note No. 37 Depreciation and Amortization.
[4]	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.